ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2017
Acquisition Tables
Schedule of Business Acquisitions by Acquisition, Contingent Consideration

Provisional Purchase Consideration

Amount of consideration:	$6,140,000

Assets acquired and liabilities assumed at preliminary fair value
Cash	$338,000
Accounts receivable	157,000
Prepaid taxes	311,000
Inventories	1,038,000
Financing costs	52,000
Property and equipment	6,900,000
Other assets	85,000
Accounts payable and accrued expenses	(175,000)
Uncertain tax position	(129,000)
Deferred tax liability	(2,135,000)
Other liabilities	(28,000)
Net tangible assets acquired	$6,414,000

Identifiable intangible assets
Intangible assets *	$-
Total Identifiable Intangible Assets	$-

Total net assets acquired	$6,414,000
Consideration paid	6,140,000
Preliminary gain on bargain purchase	$274,000

Business acquisition pro forma information

	For the Three Months Ended September 30,
	2017	2016
Revenues, net	$1,205,121	$1,555,096
Net income (loss) allocable to common shareholders	$(745,458)	$321,429
Net income (loss) per share	$(0.24)	$0.10
Weighted average number of shares outstanding	3,115,500	3,115,500

	For the Nine Months Ended September 30,
	2017	2016
Revenues, net	$4,838,286	$5,007,645
Net income (loss) allocable to common shareholders	$(876,683)	$(120,071)
Net income (loss) per share	$(0.28)	$(0.04)
Weighted average number of shares outstanding	3,115,500	3,115,500